Intangible assets	12 Months Ended
Jun. 30, 2025
Intangible assets
Intangible assets

12. Intangible assets

Changes in the Group’s intangible assets for the years ended June 30, 2025 and 2024 were as follows:

	Goodwill	Information systems and software	Future units to be received from barters and others	Total
Balance at June 30, 2023	2,477	1,291	37,385	41,153
Costs	2,477	15,463	43,156	61,096
Accumulated amortization	-	(14,172)	(5,771)	(19,943)
Net book amount at June 30, 2023	2,477	1,291	37,385	41,153
Additions	7	748	11,270	12,025
Disposals	-	-	(331)	(331)
Transfers	-	-	38,218	38,218
Currency translation adjustment	1	-	-	1
Amortization charges (i)	-	(962)	(51)	(1,013)
Balance at June 30, 2024	2,485	1,077	86,491	90,053
Costs	2,485	16,210	92,313	111,008
Accumulated amortization	-	(15,133)	(5,822)	(20,955)
Net book amount at June 30, 2024	2,485	1,077	86,491	90,053
Additions	-	2,253	796	3,049
Transfers	-	2,446	(75,411)	72,965)
Currency translation adjustment	1	-	-	1
Amortization charges (i)	-	(1,921)	(88)	(2,009)
Balances at June 30, 2025	2,486	3,855	11,788	18,129
Costs	2,486	20,909	17,698	41,093
Accumulated amortization	-	(17,054)	(5,910)	(22,964)
Net book amount at June 30, 2025	2,486	3,855	11,788	18,129

(i)

Amortization charge was recognized in the amount of ARS 1,925 and ARS 788 under "Costs", in the amount of ARS 70 and ARS 225 under "General and administrative expenses" as of June 30, 2025 and 2024, respectively and in the amount of ARS 14 under " Selling expenses " only as of June 30, 2025 in the Consolidated Statement of Income and Other Comprehensive Income (Note 24).